Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and due from banks	$ 8,477		$ 8,252
Investment securities
Held-to-maturity (fair value $38,368 and $34,952, respectively; including $994 and $1,482 at fair value pledged as collateral, respectively)	38,920	[1]	34,389	[1]
Available-for-sale ($1,106 and $2,042 pledged as collateral, respectively)	40,935	[1]	40,139	[1]
Loans held for sale (including $3,263 and $7,957 of mortgage loans carried at fair value, respectively)	3,268		7,976
Loans
Commercial	70,033		66,223
Commercial real estate	39,885		36,953
Residential mortgages	51,156		44,018
Credit card	18,021		17,115
Other retail	47,678		47,712
Total loans, excluding covered loans	226,773		212,021
Covered loans	8,462		11,308
Total loans	235,235		223,329
Less allowance for loan losses	(4,250)		(4,424)
Net loans	230,985		218,905
Premises and equipment	2,606		2,670
Goodwill	9,205		9,143
Other intangible assets	3,529		2,706
Other assets (including $111 and $47 of trading securities at fair value pledged as collateral, respectively)	26,096	[1]	29,675	[1]
Total assets	364,021		353,855
Deposits
Noninterest-bearing	76,941		74,172
Interest-bearing	156,165		145,972
Time deposits greater than $100,000	29,017		29,039
Total deposits	262,123		249,183
Short-term borrowings	27,608		26,302
Long-term debt	20,049		25,516
Other liabilities	12,434		12,587
Total liabilities	322,214		313,588
Shareholders' equity
Preferred stock	4,756		4,769
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2013 and 2012 - 2,125,725,742 shares	21		21
Capital surplus	8,216		8,201
Retained earnings	38,667		34,720
Less cost of common stock in treasury: 2013 - 300,977,274 shares; 2012 - 256,294,227 shares	(9,476)		(7,790)
Accumulated other comprehensive income (loss)	(1,071)		(923)
Total U.S. Bancorp shareholders' equity	41,113		38,998
Noncontrolling interests	694		1,269
Total equity	41,807		40,267
Total liabilities and equity	$ 364,021		$ 353,855

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.